Convertible Notes, Third JDH Note (Details) $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 10, 2021 USD ($)	Dec. 31, 2019	Dec. 31, 2021 USD ($) Payment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 27, 2017 USD ($)
Convertible Notes [Abstract]
Balance outstanding			$ 218,551	$ 173,289
Repayment of convertible notes			$ 13,950	0	$ 0
Third JDH Note [Member]
Convertible Notes [Abstract]
Face amount							$ 13,750
Number of bullet payments | Payment			1
Accrued and unpaid interest				$ 861		$ 540
Interest rate		0.00%
Balance outstanding			$ 0
Repayment of convertible notes	$ 13,750
Unamortized debt discounts	$ 6,171
Third JDH Note [Member] | LIBOR [Member]
Convertible Notes [Abstract]
Term of variable rate			3 months
Margin on variable rate				5.00%